EMPLOYEES - Aggregate remuneration comprised (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) employee	Dec. 31, 2023 USD ($) employee	Dec. 31, 2022 USD ($) employee
EMPLOYEES
Directors and employees | employee	25	30	82
Aggregate remuneration
Wages and salaries	$ 4,267	$ 6,017	$ 11,051
Social security costs	141	250	799
Pension costs	109	163	37
Share based payments	3,759	3,892	6,096
Employee benefits expense	$ 8,276	$ 10,322	$ 17,983